Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended		12 Months Ended	18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Sep. 30, 2016	Mar. 31, 2017	Sep. 30, 2017	Mar. 31, 2018	Sep. 30, 2018	Mar. 31, 2019	Sep. 30, 2019	Mar. 31, 2020	Sep. 30, 2020	Mar. 31, 2021	Sep. 30, 2021	Mar. 31, 2022	Sep. 30, 2022	Mar. 31, 2023	Sep. 30, 2023	Mar. 31, 2024	Sep. 30, 2024	Mar. 31, 2025	Sep. 30, 2025	Mar. 31, 2026
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 100,000		$ 102,682	$ 100,441	$ 102,757	$ 101,649	$ 101,507	$ 106,203	$ 111,959	$ 115,691	$ 119,779	$ 116,513	$ 118,706	$ 111,675	$ 101,376	$ 106,333	$ 102,029	$ 108,139	$ 113,832	$ 113,416	$ 117,115	$ 118,348
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,268	10,044	10,276	10,165	10,151	10,620	11,196	11,569	11,978	11,651	11,871	11,168	10,138	10,633	10,203	10,814	11,383	11,342	11,711	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	100,000		102,682	100,441	102,757	101,649	101,507	106,203	111,959	115,691	119,779	116,513	118,706	111,675	101,376	106,333	102,029	108,139	113,832	113,416	117,115	118,348
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,268	10,044	10,276	10,165	10,151	10,620	11,196	11,569	11,978	11,651	11,871	11,168	10,138	10,633	10,203	10,814	11,383	11,342	11,711	11,835
ICE BofAML Non-Financial Developed HY Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofAML Non-Financial Developed HY Constrained Index
Accumulated Value	100,000		110,241	114,201	121,074	121,512	123,608	125,421	129,021	114,304	132,749	142,822	147,042	139,933	120,986	133,631	135,983	147,948	158,156	158,921	170,999	170,951
S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P UBS Leveraged Loan Index
Accumulated Value	100,000		106,049	109,742	111,734	114,832	117,968	118,653	121,641	107,369	122,656	129,669	133,033	133,847	129,543	136,688	145,701	153,640	159,764	164,421	171,086	172,296
ICE BofAML Non-Financial Developed HY Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofAML Non-Financial Developed HY Constrained Index
Accumulated Value	10,000		11,024	11,420	12,107	12,151	12,361	12,542	12,902	11,430	13,275	14,282	14,704	13,993	12,099	13,363	13,598	14,795	15,816	15,892	17,100	17,095
S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P UBS Leveraged Loan Index
Accumulated Value	$ 10,000		$ 10,605	$ 10,974	$ 11,173	$ 11,483	$ 11,797	$ 11,865	$ 12,164	$ 10,737	$ 12,266	$ 12,967	$ 13,303	$ 13,385	$ 12,954	$ 13,669	$ 14,570	$ 15,364	$ 15,976	$ 16,442	$ 17,109	$ 17,230